INCOME TAXES - Domestic federal statutory tax rates (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income taxes:
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 4,795	$ 4,398
Changes to the company's liabilities for uncertain tax positions
Beginning balance	15,730	6,181	$ 5,684
Addition for tax positions related to the current year	11	9,806	1,376
Reductions for tax positions from prior years/Statute of limitations expirations	(5,720)		(1,094)
Foreign exchange effect	536		215
Foreign exchange effect		(257)
Ending balance	$ 10,557	$ 15,730	$ 6,181	$ 5,684
Canada
Income taxes:
Federal and provincial income tax rate (as a percent)	26.50%	26.50%	26.50%
Canada | Canadian Solar Solutions Inc.
Income taxes:
Federal and provincial income tax rate (as a percent)	25.00%	25.00%	25.00%
United States | Canadian Solar (USA) Inc.
Income taxes:
Income tax rate (as a percent)	22.89%	24.82%	38.61%
United States | Canadian Solar Energy Acquisition Co.
Income taxes:
Income tax rate (as a percent)	27.89%	25.32%	38.32%
Japan | Canadian Solar Japan K.K.
Income taxes:
Income tax rate (as a percent)	31.78%	32.02%	32.02%
Germany | Canadian Solar EMEA GmbH
Income taxes:
Income tax rate (as a percent)	33.00%	33.00%	33.00%
Vietnam | Canadian Solar Manufacturing Vietnam Co., Ltd
Income taxes:
Income tax rate (as a percent)				10.00%
Reduced income tax rate from 2020 to 2028 (as a percent)	5.00%
Thailand | Canadian Solar Manufacturing (Thailand) Co., Ltd.
Income taxes:
Income tax rate (as a percent)				20.00%
Number of Board of Investment certificates for tax exemption | item	2
Hong Kong | HKSI
Income taxes:
Income tax rate (as a percent)	16.50%	16.50%	16.50%